Accounting principles - Derivatives (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended
	May 07, 2025	May 31, 2025	Dec. 31, 2024	Oct. 14, 2024
Accounting principles
Derivative liabilities			€ 73,400
Financial liabilities carried at fair value through profit or loss
Accounting principles
Derivative liabilities			73,400	€ 89,400
Decrease in fair Value of derivative			€ (16,000)
2024 Financing arrangement in three tranches
Accounting principles
Gross proceeds		€ 115,600
Tranche II, 2024 Financing arrangement in three tranches
Accounting principles
Gross proceeds	€ 115,600	115,600
Net proceeds	€ 108,500	108,500
Maximum | 2024 Financing arrangement in three tranches
Accounting principles
Structured equity financing amount				348,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Accounting principles
Structured equity financing amount		€ 348,000		€ 116,000